PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension (Details) - The company - Unfunded Pension - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Employer's contribution	Rp 55	Rp 13
Pre retirement employees inactiveness period	6 months
Retirement age	56 years
Pension benefit obligations at beginning of year	Rp 1,830	2,384
Service costs	29	54
Interest income	134	144
Actuarial (gain) losses recognized in OCI	94	(137)
Benefits paid by employer	(608)	(615)
Pension benefit obligations at end of year	Rp 1,479	Rp 1,830